Fair Value (Details) - Schedule of Liabilities that are Measured at Fair Value - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Liabilities that are Measured at Fair Value [Line Items]
Convertible Notes	$ 10	$ 10	$ 10,911
Warrant liability	6	55	374
Convertible Notes and warrant Liability, at fair value	16	65	11,285
Fair Value, Inputs, Level 3 [Member]
Schedule of Liabilities that are Measured at Fair Value [Line Items]
Convertible Notes	10	10	10,911
Warrant liability	$ 6	$ 55	$ 374